RISK MANAGEMENT (Details 2)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Largest borrower	0.70%	1.10%
10 largest borrowers	4.40%	5.00%
20 largest borrowers	7.00%	7.70%
50 largest borrowers	10.90%	11.40%
100 largest borrowers	14.00%	14.40%